Cover	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) to our Current Report on Form 8-K filed with the Securities and Exchange Commission on June 13, 2025 (the “Initial Form 8-K”) is being filed to amend Item 9.01 to the Initial Form 8-K to include certain financial statements related to Vivos Therapeutics, Inc.’s (the “Company”) acquisition (the “Acquisition”) of R.D. Prabhu-Lata K. Shete MDs, LTD., a Nevada professional corporation d/b/a The Sleep Center of Nevada (“SCN” or the “Seller”), pursuant to the Purchase Agreement entered into on April 15, 2025 by and between the Company, SCN, Prabhu Rachakonda, M.D and Lata K. Shete, M.D (the “Purchase Agreement”). This Form 8-K/A also includes a consent of Baker Tilly, independent registered public accounting firm of Vivos and SCN.
Document Period End Date	Jun. 09, 2025
Entity File Number	001-39796
Entity Registrant Name	Vivos Therapeutics, Inc.
Entity Central Index Key	0001716166
Entity Tax Identification Number	81-3224056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7921 Southpark Plaza
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
City Area Code	(844)
Local Phone Number	672-4357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VVOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false